                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-21122








                        Clarion Value Fund Master, LLC

               (Exact name of registrant as specified in charter)

               230 Park Avenue, New
                     York, NY                     10169
               (Address of principal
                executive offices)             (Zip code)



                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169

                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2007


Date of reporting period: July 31, 2007


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

                                                                                           Principal
                                                                                            Amount         Value
                                                                                          ----------- ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES
  (79.42%)
CS First Boston Mortgage Securities Corp.                        6.000% due 07/15/2035(a) $32,657,562 $ 21,345,109
GS Mortgage Securities Corp. II                                  5.232% due 04/10/2038(a)  23,757,000   13,591,110
Bank of America-First Union National Bank Commercial Mortgage    6.250% due 04/11/2037(a)  12,300,000   12,147,911
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.056% due 07/12/2035(a)  22,095,000   11,344,559(d)
Chase Commercial Mortgage Securities Corp.                       6.390% due 11/18/2030(a)  10,000,000   10,082,030(d)
Washington Mutual Pass Through Certificates                      5.900% due 08/25/2046     10,000,000   10,000,310
LB UBS Commercial Mortgage Trust                                 5.224% due 07/15/2037(a)  11,052,000    9,340,734(d)
Banc of America Commercial Mortgage, Inc.                        6.721% due 06/11/2035(a)   9,054,108    9,326,274
CS First Boston Mortgage Securities Corp.                        4.947% due 12/15/2040(a)  13,023,000    8,955,468(d)
Ansonia CDO Ltd.                                                 7.276% due 10/25/2056(a)   8,750,000    8,165,973(d)
GE Capital Commercial Mortgage Corp.                             5.626% due 12/10/2049(a)  10,535,000    8,530,063(d)
Wachovia Bank Commercial Mortgage Trust                          5.031% due 11/15/2035(a)  10,596,000    8,674,622
DLJ Commercial Mortgage Corp.                                    5.750% due 03/10/2032(a)   8,200,000    8,138,820(d)
Wachovia Bank Commercial Mortgage Trust                          6.520% due 10/15/2017(a)   7,430,000    7,377,893
Wachovia Bank Commercial Mortgage Trust                          4.932% due 04/15/2035(a)   8,918,000    7,131,618(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.448% due 07/15/2041(a)   7,631,000    6,963,768
Credit Suisse Mortgage Capital Certificates                      5.192% due 01/15/2049(a)  11,739,000    6,960,607(d)
Banc of America Commercial Mortgage, Inc.                        5.491% due 11/10/2041(a)   8,033,500    6,948,640
DLJ Commercial Mortgage Corp.                                    6.410% due 02/18/2031(a)  10,200,000    6,668,119(c)
CS First Boston Mortgage Securities Corp.                        6.080% due 08/15/2036(a)   6,025,000    5,881,714(d)
Ansonia CDO Ltd                                                  6.393% due 08/15/2056(a)   6,250,000    5,831,331(d)
CS First Boston Mortgage Securities Corp.                        5.226% due 12/15/2036(a)   7,767,000    6,302,537(d)
Commercial Mortgage Acceptance Corp.                             5.440% due 09/15/2030(a)   5,000,000    4,892,105
CS First Boston Mortgage Securities Corp.                        6.294% due 12/15/2035(a)   5,200,000    4,852,936
J.P. Morgan Chase Commercial Mortgage Securities Corp.           6.150% due 11/15/2035(a)   4,954,500    4,821,140
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.015% due 01/15/2038(a)   6,513,000    4,805,376(d)
Washington Mutual Alternative Mortgage Pass Through Certificates 5.710% due 01/25/2047      5,000,611    4,763,117
GS Mortgage Securities Corp. II                                  5.700% due 12/20/2049      5,000,000    4,664,260
Wachovia Bank Commercial Mortgage Trust                          5.358% due 10/15/2035(a)   5,189,000    4,395,244
Citicorp Residential Mortgage Securities, Inc.                   5.702% due 03/25/2037      4,500,000    4,275,000
Greenwich Capital Commercial Funding Corp.                       5.939% due 03/17/2051(a)   4,500,000    4,260,762
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.626% due 10/12/2035(a)   4,469,750    4,230,547
Mortgage Capital Funding, Inc.                                   6.000% due 03/18/2030(a)   3,944,000    3,928,133(d)
American Home Mortgage Assets                                    5.710% due 03/25/2047      4,000,000    3,631,180
Banc of America Commercial Mortgage, Inc.                        5.154% due 07/10/2045(a)   4,385,000    3,526,474
Wachovia Bank Commercial Mortgage Trust                          5.416% due 07/15/2042(a)   4,000,000    3,521,480
GS Mortgage Securities Corp. II                                  5.993% due 08/10/2045      4,500,000    3,487,581
Mortgage Capital Funding, Inc.                                   7.060% due 03/18/2030(a)   3,250,000    3,254,189(d)
LB UBS Commercial Mortgage Trust                                 7.585% due 03/15/2032(a)   3,091,000    3,225,990(d)
Wachovia Bank Commercial Mortgage Trust                          5.967% due 04/15/2047(a)   4,000,000    3,120,220
Wachovia Bank Commercial Mortgage Trust                          5.395% due 10/15/2041(a)   3,493,000    3,056,546
Bear Stearns Commercial Mortgage Securities, Inc.                6.000% due 11/11/2035(a)   3,099,999    2,999,249
Merrill Lynch Mortgage Trust                                     5.244% due 11/12/2037(a)   3,579,000    2,977,441
CS First Boston Mortgage Securities Corp.                        4.783% due 07/15/2036(a)   3,923,000    2,956,043(d)
Merrill Lynch Mortgage Trust                                     5.329% due 02/12/2042(a)   3,675,000    2,909,711(d)
Crown Castle Towers LLC                                          6.065% due 11/15/2036(a)   3,000,000    2,892,594
DR Structured Finance Corp.                                      9.350% due 08/15/2019      2,807,437    2,863,586(c)
Wachovia Bank Commercial Mortgage Trust                          4.990% due 05/15/2044(a)   4,036,500    2,845,260(d)
LB UBS Commercial Mortgage Trust                                 5.561% due 02/15/2041(a)   3,000,000    2,491,173(d)
Merrill Lynch Mortgage Trust                                     5.421% due 09/12/2042(a)   3,200,000    2,483,750(d)
Wachovia Bank Commercial Mortgage Trust                          5.768% due 11/15/2034(a)   2,500,000    2,477,375
LB UBS Commercial Mortgage Trust                                 5.350% due 09/15/2040(a)   3,000,000    2,454,492(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.753% due 05/15/2047(a)   3,000,000    2,435,157(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.542% due 08/12/2037(a)   2,910,000    2,397,302
GE Capital Commercial Mortgage Corp.                             5.210% due 05/10/2043(a)   2,972,000    2,392,808(d)
Wachovia Bank Commercial Mortgage Trust                          5.741% due 06/15/2049(a)   3,000,000    2,289,540
Wachovia Bank Commercial Mortgage Trust                          5.367% due 10/15/2035(a)   2,827,000    2,220,190
DLJ Commercial Mortgage Corp.                                    7.600% due 02/18/2031(a)   2,100,000    2,216,445
Merrill Lynch Mortgage Trust                                     5.382% due 07/12/2038(a)   2,500,000    2,111,268
J.P. Morgan Chase Commercial Mortgage Securities Corp.           5.149% due 08/15/2042(a)   2,500,000    2,103,643
Chase Commercial Mortgage Securities Corp.                       7.239% due 02/12/2016(a)   2,000,000    2,057,422(d)
Merrill Lynch Mortgage Trust                                     5.019% due 09/12/2042(a)   3,107,000    1,872,089(d)
Bear Stearns Commercial Mortgage Securities, Inc.                5.628% due 12/11/2038(a)   2,000,000    1,701,484(d)
Commercial Mortgage Pass-Through Certificates                    5.540% due 03/10/2039(a)   2,000,000    1,687,476
CS First Boston Mortgage Securities Corp.                        4.231% due 05/15/2038(a)   2,000,000    1,624,610(d)
Ansonia CDO Ltd.                                                 7.149% due 07/28/2046(a)   2,000,000    1,541,440(d)
Ansonia CDO Ltd.                                                 7.445% due 07/28/2046(a)   2,000,000    1,483,154(d)
Banc of America Commercial Mortgage, Inc.                        5.923% due 07/10/2044(a)   1,800,000    1,481,783
First Union National Bank Commercial Mortgage                    6.155% due 08/15/2033(a)   1,480,000    1,479,592
Morgan Stanley Capital I                                         6.170% due 01/15/2021(a)   1,476,000    1,473,359
Lehman Brothers Floating Rate Commercial Mortgage Trust          6.411% due 09/15/2021(a)   1,174,158    1,168,245
Chase Commercial Mortgage Securities Corp.                       7.370% due 06/19/2029(a)     918,791      957,553(d)
Wachovia Bank Commercial Mortgage Trust                          5.294% due 04/15/2042(a)   1,000,000      849,770
Commercial Mortgage Pass-Through Certificates                    5.782% due 12/10/2046(a)   1,000,000      808,594
LB Commercial Conduit Mortgage Trust                             6.134% due 07/15/2044(a)   1,000,000      786,336
Wachovia Bank Commercial Mortgage Trust                          5.438% due 10/15/2035(a)   1,000,000      686,641
Credit Suisse Mortgage Capital Certificates                      6.520% due 04/15/2021(a)     500,000      499,926
DR Structured Finance Corp.                                      8.375% due 08/15/2015        511,477      470,559(c)
DR Structured Finance Corp.                                      8.550% due 08/15/2019        453,236      418,111(c)
DR Structured Finance Corp.                                      6.660% due 08/15/2010        460,464      389,092(c)
                                                                                                      ------------
   Total Commercial Mortgage-Backed Securities
     (Cost $357,409,732)........................................                                       348,375,753
                                                                                                      ------------

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

                                                                                    Principal
                                                                                     Amount         Value
                                                                                    ---------- ------------
CORPORATE BONDS (14.72%)
Wimar Landco                                              7.610% due 07/03/2008     $5,500,000 $  5,403,750
Quiksilver, Inc.                                          6.875% due 04/15/2015      5,000,000    4,425,000
Rouse Co. LP/TRC Co-Issuer, Inc.                          6.750% due 05/01/2013(a)   3,600,000    3,588,185
Brown Shoe Co., Inc.                                      8.750% due 05/01/2012      3,435,000    3,503,700
Trustreet Properties, Inc.                                7.500% due 04/01/2015      3,025,000    3,257,069
Delhaize America, Inc.                                    9.000% due 04/15/2031      2,772,000    3,062,020
Carriage Services, Inc.                                   7.875% due 01/15/2015      3,000,000    2,940,000
Cresent Resources TLB                                     8.320% due 01/15/2015      3,000,000    2,882,490
Steinway Musical Instruments                              7.000% due 03/01/2014(a)   3,000,000    2,880,000
Hospitality Properties Trust                              9.125% due 07/15/2010      2,500,000    2,722,725
Pantry, Inc.                                              7.750% due 02/15/2014      2,475,000    2,326,500
Standard-Pacific Corp.                                    9.250% due 04/15/2012      2,635,000    2,213,400
AutoNation, Inc.                                          7.000% due 04/15/2014      2,200,000    2,057,000
Senior Housing Properties Trust                           8.625% due 01/15/2012      1,920,000    2,006,400
Susser Holdings LLC                                       10.625% due 12/15/2013(a)  1,800,000    1,908,000
K. Hovnanian Enterprises, Inc.                            7.750% due 05/15/2013      2,410,000    1,843,650
WCA Waste Corp.                                           9.250% due 06/15/2014(a)   1,750,000    1,758,750
UDR, Inc.                                                 5.500% due 04/01/2014      1,750,000    1,684,268
Highwoods Properties, Inc.                                5.850% due 03/15/2017(a)   1,700,000    1,638,072
O'Charleys, Inc.                                          9.000% due 11/01/2013      1,600,000    1,600,000
Meritage Homes Corp.                                      7.000% due 05/01/2014      1,800,000    1,494,000
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/2012     1,425,000    1,446,375
K. Hovnanian Enterprises, Inc.                            8.000% due 04/01/2012(a)   1,600,000    1,360,000
Bon-Ton Stores, Inc./The                                  10.250% due 03/15/2014     1,505,000    1,354,500
Ashton Woods USA LLC/Ashton Woods Finance Co.             9.500% due 10/01/2015      1,500,000    1,245,000
Host Marriott LP                                          7.125% due 11/01/2013      1,000,000      972,500
Plains Exploration & Production Co.                       7.000% due 03/15/2017      1,000,000      892,500
Mylan Laboratories, Inc.                                  5.750% due 08/15/2010        700,000      684,250
Forest City Enterprises, Inc.                             7.625% due 06/01/2015        670,000      643,200
Jarden Corp.                                              7.500% due 05/01/2017        650,000      585,000
Maguire Properties TLB                                    7.320% due 04/24/2012        208,472      206,387
                                                                                               ------------
   Total Corporate Bonds
     (Cost $68,999,626)..................................                                        64,584,691
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES &
  OBLIGATIONS (4.35%)
US Treasury Note                                          4.500% due 05/15/2017      7,250,000    7,112,932
Government National Mortgage Association                  5.915% due 01/16/2047      3,727,581    3,395,446(d)
Government National Mortgage Association                  5.048% due 01/16/2045      2,480,314    2,033,955(d)
Government National Mortgage Association                  5.373% due 09/16/2044      2,250,476    1,967,321(d)
Government National Mortgage Association                  5.468% due 03/16/2046      1,841,383    1,549,999(d)
Government National Mortgage Association                  5.139% due 11/16/2045      1,832,231    1,476,663(d)
Government National Mortgage Association                  5.569% due 03/16/2044      1,197,578    1,032,396(d)
Government National Mortgage Association                  5.325% due 01/16/2044        599,428      493,029(d)
                                                                                               ------------
   Total United States Government Agencies & Obligations
     (Cost $20,097,421)..................................                                        19,061,741
                                                                                               ------------
TOTAL SECURITIES (98.49%)
  (Cost $446,506,779) (b)                                                                       432,022,185
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES (1.51%)                                                          6,629,837
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $438,652,022
                                                                                               ============

(a)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2007 was $326,545,964 or 74.44% of net assets.

(b)The cost for federal income tax purposes was $446,506,779. At July 31, 2007 net unrealized depreciation for all securities based on tax cost was $14,484,594. This consisted of aggregate gross unrealized appreciation for all securities of $19,687,663 and aggregate gross unrealized depreciation for all securities of $34,172,257.

(c)Illiquid security.

(d)Fair valued security.

Swap agreements outstanding at July 31, 2007:

                                                                                         Notional    Unrealized
Type                                                                                      Amount    Appreciation
----                                                                                    ----------- ------------
Pay a fixed rate equal to 5.089% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Bank of America
Effective date 11/16/06, Exp. 11/16/16                                                  $30,000,000  $  970,312
Pay a fixed rate equal to 4.915% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 03/17/05, Exp. 03/17/15                                                   10,000,000     191,580
Pay a fixed rate equal to 4.883% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15                                                   20,000,000     760,268
                                                                                                     ----------
Total                                                                                                $1,922,160
                                                                                                     ==========

Item 2. Controls and Procedures.

    (a)The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b)There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value
Fund Master, LLC

By: /s/ Daniel Heflin
    --------------------------
    Daniel Heflin
    President and Chief
    Executive Officer

Date: September 28, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    --------------------------
    Daniel Heflin
    President and Chief
    Executive Officer

Date: September 28, 2007


By: /s/ Jerry Chang
    --------------------------
    Jerry Chang
    Chief Financial Officer

Date: September 28, 2007